Share-based Compensation (Detail Textuals 1) - NIO Incentive Plans ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2015
Share Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value for options granted | $ / shares		$ 1.93		$ 1.21		$ 0.90
Recognized share-based compensation expenses	¥ 437,320		¥ 30,127		¥ 17,998
Share Options | Employees of NIO US
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expenses	¥ 17,101	$ 17,101	¥ 58,444	$ 58,444
Weighted-average period for unrecognized expenses expected to be recognized	2 years 8 months 1 day		2 years 6 months 11 days
Share Options | Non NIO US employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expenses	¥ 50,279	50,279	¥ 275,473	275,473
Weighted-average period for unrecognized expenses expected to be recognized			3 years 7 days
IPO Performance Stock Option | Non NIO US employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expenses			¥ 138,884	138,884
Restricted shares | Employees of NIO US
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share-based compensation expenses	3,790		4,151		6,137
Unrecognized share-based compensation expenses	¥ 2,812	2,812	¥ 6,095	$ 6,095
Weighted-average period for unrecognized expenses expected to be recognized	9 months		1 year 9 months
Restricted shares | Non NIO US employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share-based compensation expenses	¥ 20,323
Unrecognized share-based compensation expenses	¥ 2,798	$ 2,798
Weighted-average period for unrecognized expenses expected to be recognized	1 year 8 months 12 days
Share options and Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of plan							10 years
Vesting period							4 years
Share options and Restricted shares | Vest upon first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of award vesting rights							one fourth (1/4)
Share options and Restricted shares | Vest rateably
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							36 months